As filed October 22, 2002.
                                               Securities Act File No. 333-89402

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 1 [X]
                        (Check appropriate box or boxes)

                       TEMPLETON DEVELOPING MARKETS TRUST
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             500 East Broward Blvd.
                         FORT LAUDERDALE, FL 33394-3091
                         ------------------------------
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 (954) 527-7500
                                 --------------
                        (Area Code and Telephone Number)

                             Lori A. Weber, Esquire
                               Assistant Secretary
                       Templeton Developing Markets Trust
                             500 East Broward Blvd.
                         FORT LAUDERDALE, FL 33394-3091
                         ------------------------------
                     (Name and Address of Agent for Service:
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                            Barbara J. Green, Esquire
                          Vice President and Secretary
                       Templeton Developing Markets Trust
                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098


It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) of the Securities Act of 1933, as amended ("Securities Act of 1933" or "1933 Act"). Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the 1933 Act.

Title of the securities being registered: Shares of beneficial interest, par value $0.01 per share, of Templeton Developing Markets Trust ("Registrant"). No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended ("1940 Act").

                                     PART A

Part A of the Templeton Developing Markets Trust N-14 is incorporated by reference to the electronic filing made on July 24, 2002 under File No. 333-89402.



                                     PART B

Part B of the Templeton Developing Markets Trust N-14 is incorporated by reference to the electronic filing made on July 24, 2002 under File No. 333-89402.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Reference is made to the previously filed Article IV of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. EXHIBITS   The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 9(b), 11(a) and 12(a):

     (1) Copies of the charter of the Registrant as now in effect;

          (a) Amended and Restated Declaration of Trust. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

          (b) Establishment and Designation of Classes of Shares of Beneficial Interest. (Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A on April 28, 1995.)

          (c) Establishment and Designation of Classes of Shares of Beneficial Interest. (Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A on December 31, 1996.)

          (d) Establishment and Designation of Classes of Shares of Beneficial Interest. (Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on April 29, 2002.)

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) By-Laws. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Agreement and Plan of Acquisition between the Registrant and Templeton Emerging Markets Appreciation Fund, Inc.

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. dated October 30, 1992, and amended and restated as of February 25, 1994 and November 23, 1995. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

          (b) Addendum dated December 2, 1997 to the Investment Management Agreement. (Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on December 30, 1998.)

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

          (b) Form of Dealer Agreement between Registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998. (Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on December 30, 1998.)

          (c) Amendment of Dealer Agreement dated May 15, 1998. (Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on December 30, 1998.)

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9) Copies of all  custodian  agreements  and  depository  contracts  under
         Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Custody Agreement dated October 16, 1991 with The Chase Manhattan Bank, N.A. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

          (b) Amendment dated May 10, 1996 to the Custody Agreement.

          (c) Amendment dated March 2, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on December 30, 1998.)

          (d) Amendment No. 2 dated July 23, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on December 30, 1998.)

          (e) Amendment No. 3 dated May 1, 2001 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on April 29, 2002.)

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Class A Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A on April 28, 1995.)

          (b) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A on April 28, 1995.)

          (c) Class B Distribution Plan pursuant to Rule 12b-1 dated January 1, 1999. (Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on April 27, 2001.)

          (d) Form of Class R Distribution Plan pursuant to Rule 12b-1. (Previously filed with Post-Effective Amendment No. 15 to the
               Registration Statement on Form N-1A on April 29, 2002.)

          (e) Form of Multiple Class Plan. (Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on April 29, 2002.)

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a) Opinion and Consent of Counsel

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Amended and Restated Transfer Agent Agreement dated as of September 1, 1993, and amended and restated as of August 10, 1995 and July 1, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. (Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on April 30, 1997.)

          (b) Fund Administration Agreement dated October 1, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A on December 31, 1996.)

          (c) Shareholder Sub-Accounting Services Agreement dated May 1, 1991. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

          (d) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on April 29, 1996.)

          (e) Form of Amendment to Transfer Agent Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated January 1, 2001. (Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on April 27, 2001.)

          (f) Form of Amendment to Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC dated January 1, 2001. (Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on April 27, 2001.)

     (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          Not Applicable.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;
          and

          (a) Power of Attorney dated December 4, 2001. (Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on December 18, 2001.)

     (17) Any additional exhibits which the Registrant may wish to file.

          (a) Code of Ethics. (Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on April 29, 2002.)

Item 17.  UNDERTAKINGS

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22th day of October, 2002.

                                TEMPLETON DEVELOPING MARKETS TRUST
                                ----------------------------------
                                        (Registrant)

                                 By:/s/DAVID P. GOSS
                                   -------------------------------

                                    David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

J. MARK MOBIUS*
--------------                              Principal Executive Officer
J. Mark Mobius                              Dated: October 22, 2002

BRUCE S. ROSENBERG*
------------------                          Principal Financial and
Bruce S. Rosenberg                          Accounting Officer
                                            Dated: October 22, 2002

HARRIS J. ASHTON*
----------------                            Trustee
Harris J. Ashton                            Dated: October 22, 2002

NICHOLAS F. BRADY*
-----------------                           Trustee
Nicholas F. Brady                           Dated: October 22, 2002

FRANK J. CROTHERS*
-----------------                           Trustee
Frank J. Crothers                           Dated: October 22, 2002

S. JOSEPH FORTUNATO*
-------------------                         Trustee
S. Joseph Fortunato                         Dated: October 22, 2002

ANDREW H. HINES, JR.*
--------------------                        Trustee
Andrew H. Hines, Jr.                        Dated: October 22, 2002

EDITH E. HOLIDAY*
-----------------                           Trustee
Edith E. Holiday                            Dated: October 22, 2002

CHARLES B. JOHNSON*
------------------                          Trustee
Charles B. Johnson                          Dated: October 22, 2002


BETTY P. KRAHMER*
----------------                            Trustee
Betty P. Krahmer                            Dated: October 22, 2002

GORDON S. MACKLIN*
------------------                          Trustee
Gordon S. Macklin                           Dated: October 22, 2002

FRED R. MILLSAPS*
-----------------                           Trustee
Fred R. Millsaps                            Dated: October 22, 2002

CONSTANTINE D. TSERETOPOULOS*
-----------------------------               Trustee
Constantine D. Tseretopoulos                Dated: October 22, 2002


*By  /s/ROBERT C. ROSSLEOT
    ---------------------------------------
    Robert C. Rosselot, Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)

                       TEMPLETON DEVELOPING MARKETS TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.              DESCRIPTION                                   LOCATION
------------------------ ------------------------------------------------------

EX-99.(1)(a)    Amended and Restated Declaration of Trust                  *

EX-99.(1)(b)    Establishment and Designation of Classes of Shares of      *
                Beneficial Interest

EX-99.(1)(c)    Establishment and Designation of Classes of Shares of      *
                Beneficial Interest

EX-99.(1)(d)    Establishment and Designation of Classes of Shares of      *
                Beneficial Interest

EX-99.(2)(a)    By-Laws                                                    *

EX-99.(4)(a)    Agreement and Plan of Acquisition between the          Attached
                Registrant and Templeton Emerging Markets
                Appreciation Fund, Inc.

EX-99.(6)(a)    Amended and Restated Investment Management Agreement       *
                between the Registrant and Templeton Asset Management
                Ltd. dated October 30, 1992, and amended and restated as of February 25, 1994 and November 23, 1995

EX-99.(6)(b)    Addendum dated December 2, 1997 to the Investment          *
                Management Agreement

EX-99.(7)(a)    Distribution Agreement between the Registrant and          *
                Franklin Templeton Distributors, Inc. dated May 1,
                1995

EX-99.(7)(b)    Form of Dealer Agreement between Registrant and            *
                Franklin/Templeton Distributors, Inc. and Securities
                Dealers dated March 1, 1998

EX-99.(7)(c)    Amendment of Dealer Agreement dated May 15, 1998           *

EX-99.(9)(a)    Custody Agreement dated October 16, 1991 with The          *
                Chase Manhattan Bank, N.A.

EX-99.(9)(b)    Amendment dated May 10, 1996 to the Custody            Attached
                Agreement

EX-99.(9)(c)    Amendment dated March 2, 1998 to the Custody Agreement     *

EX-99.(9)(d)    Amendment No. 2 dated July 23, 1998 to the Custody         *
                Agreement

EX-99.(9)(e)    Amendment No. 3 dated May 1, 2001 to the Custody           *
                Agreement

EX-99.(10)(a)   Class A Distribution Plan pursuant to Rule 12b-1           *
                dated May 1, 1995

EX-99.(10)(b)   Class C Distribution Plan pursuant to Rule 12b-1           *
                dated May 1, 1995

EX-99.(10)(c)   Class B Distribution Plan pursuant to Rule 12b-1           *
                dated January 1, 1999

EX-99.(10)(d)   Form of Class R Distribution Plan pursuant to              *
                Rule 12b-1

EX-99.(10)(e)   Form of Multiple Class Plan                                *

EX-99.(11)(a)   Opinion and Consent of Counsel                         Attached

EX-99.(12)(a)   Opinion and Consent of Counsel Supporting              Attached
                Tax Matters and Consequences to Shareholders

EX-99.(13)(a)   Amended and Restated Transfer Agent Agreement              *
                Agreement dated as of September 1, 1993, and amended and restated as of August 10, 1995 and July 1, 1996 between the Registrant and Franklin/
                Templeton Investor Services, Inc.

EX-99.(13)(b)   Fund Administration Agreement dated October 1, 1996        *

EX-99.(13)(c)   Shareholder Sub-Accounting Services Agreement dated        *
                May 1, 1991

EX-99.(13)(d)   Sub-Transfer Agent Agreement dated March 1, 1996           *
                between the  Registrant, Templeton Funds Trust
                Company and The Shareholder Services Group, Inc.

EX-99.(13)(e)   Form of Amendment to Transfer Agent Agreement between      *
                the Registrant and Franklin Templeton Investor Services,
                LLC dated January 1, 2001

EX-99.(13)(f)   Form of Amendment to Fund Administration Agreement         *
                between the Registrant and Franklin Templeton Services,
                LLC dated January 1, 2001

EX-99.(16)(a)   Power of Attorney dated December 4, 2001                   *

EX-99.(17)(a)   Code of Ethics                                             *



* Previously filed.